Changes in consolidation scope (Details)		5 Months Ended	6 Months Ended
	Jun. 07, 2022	Jun. 06, 2022 joint_venture	Jun. 30, 2022 fSO
TI Asia Ltd
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	50.00%
TI Africa Ltd
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	50.00%
TI Asia Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture		50.00%
TI Africa Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture		50.00%
TI Asia Ltd and TI Africa Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture	50.00%
Number of joint venture companies | joint_venture		2
Number of FSOs held by each joint venture | fSO			1